Commitments & Contingencies (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2021	Jun. 15, 2020	Mar. 31, 2020	Feb. 29, 2020	Oct. 09, 2019	Aug. 29, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Research and development expense							$ 3,285	$ 201,658	$ 3,285	$ 1,151,658	$ 1,152,065	$ 106,214
Stock per share													$ 0.40
Professional average fee		$ 20,000
Increase in professional average fee percentage		5.00%
Guarantor obligations											36,000	141,000
Subsequent Event [Member]
Monthly fees	$ 22,500
Rion LLC [Member]
Research and development expense											1,150,000	0
LilyCon Investments, LLC [Member]
Stock per share				$ 0.32
Rion Agreement [Member] | Rion LLC [Member]
Research and development expense								$ 202,000	$ 0	$ 1,152,000
Expenses incurred upon achievement of milestones					$ 350,000
Consulting Agreement [Member] | LilyCon Investments, LLC [Member]
Monthly fees			$ 5,000
Stock issued during period new issue shares				35,000
Stock per share				$ 0.31
Consulting fees												$ 12,500
Agreement, description												The agreement also provides LilyCon Investments with $35,000 in stock (to be calculated using an annual variable weighted average price from February 2019 through January 2020) to be granted on the one-year anniversary of this agreement, if the agreement has not been terminated prior to that date
Compensation expenses											65,000	$ 153,000
Total number of shares issued				106,061
Agreement maturity date			Apr. 01, 2020
Consulting Agreement [Member] | Goldin Solutions [Member]
Monthly fees												34,650
Total incurred expense											99,000	162,000
Consulting Agreement [Member] | Goldin Solutions [Member] | First Month Discount [Member]
Monthly fees												12,600
Consulting Agreements [Member]
Stock issued during period new issue shares						62,500
Stock per share						$ 0.29
Total incurred expense											$ 10,000	$ 83,000